Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2017
Selected Statement of Operations Data [Abstract]
SELECTED STATEMENT OF OPERATIONS DATA

NOTE 10 - SELECTED STATEMENT OF OPERATIONS DATA

a.	Revenues:

1)	The Company’s revenues derive from sale of software products in one operating segment. The Company has two product lines: (i) product line “A” - billing and customer care solutions for service providers; and (ii) product line “B” - call accounting and call management solutions for enterprises. Revenues from Sentori and Omni product lines are included in product line “A”.

The following table sets forth the revenues classified by product lines:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Product line “A”	$14,722	$14,544	$16,567
Product line “B”	3,340	3,508	4,361
	$18,062	$18,052	$20,928

2)	The following table sets forth the geographical revenues classified by geographical location of the customers:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

United States	$12,995	$12,711	$11,292
United Kingdom	457	589	904
Rest of Europe	2,724	2,744	5,793
Israel	977	880	1,417
Other	909	1,128	1,522
	$18,062	$18,052	$20,928

Property and equipment - by geographical location:

	December 31,
	2 0 1 7	2 0 1 6
	U.S. dollars in
	thousands

Israel	$85	$119
Romania	116	378
United States	1	1
	$202	$498

b.	Research and development expenses:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Payroll and related expenses	$2,788	$2,682	$2,148
Rent and related expenses	280	330	321
Depreciation and amortization	37	53	72
Subcontracting	165	307	202
Other	147	145	200
	$3,417	$3,517	$2,943

c.	Selling and marketing expenses:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Payroll and related expenses	$953	$911	$949
Depreciation and amortization	5	5	4
Travel and conventions	58	71	123
Other	234	118	97
	$1,250	$1,105	$1,173

d.	General and administrative expenses:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Payroll and related expenses	$1,105	$1,039	$923
Depreciation and amortization	16	18	19
Insurance	42	50	55
Office expenses	58	69	68
Professional services	326	242	276
Allowance for doubtful accounts and bad debts	-	(245)	245
Other	129	220	180
	$1,676	$1,393	$1,766

e.	Financial income (expense) - net:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$75	$49	$54
Non-dollar currency gains - net	419	69	-
Income from marketable securities	136	143	102
Realized gain from sale of available-for-sale securities		-	-
Interest on available for sale securities	42	58	59
	672	319	215
Expenses:
Non-dollar currency losses - net	(4)	(56)	(315)
Realized loss from sale of available-for-sale securities	(24)	(84)	-
Bank commissions and charges	(14)	(13)	(14)
	(42)	(153)	(329)

	$630	$166	$(114)

f.	Earnings per ordinary share (“EPS”):

The following table sets forth the computation of the Company’s basic and diluted net loss per share of common stock:

	Years ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	19,292	19,234	19,183
Add - incremental shares from assumed exercise of options	267	73	100

Weighted average number of shares used in computation of diluted EPS	19,559	19,307	19,283

In the years ended December 31, 2017, 2016 and 2015, options that their effect was anti-dilutive, were not taken into account in computing the diluted EPS.

The number of options that could potentially dilute EPS in the future and were not included in the computation of diluted EPS is 354,000 options, 489,500 options and 708,000 options, for the years ended December 31, 2017, 2016 and 2015 respectively.